Basis of Presentation (Details)		1 Months Ended	12 Months Ended
	Feb. 10, 2015	Jan. 31, 2018	Mar. 31, 2021
United Kingdom based immune-oncology [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	60.49%
Portage Glasgow Ltd. [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary		65.00%
IOX [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary			39.51%
Subsidiaries [member]
Statements [Line Items]
Non-controlling interest			35.00%
Saugatuck [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary			70.00%
Non-controlling interest			30.00%